Related parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related parties
12.	Related parties

a)	Compensation of key management personnel

Key management personnel include board of director members, officers and executive committee members. The compensation paid or payable to officers and directors services is as follows:

	For the year ended December 31,
	2018	2017	2016
Salaries and wages	16,275	17,377	16,702
Bonus	7,263	6,724	6,225
Share-based option plans	21,508	24,775	11,633

	45,046	48,876	34,560

b)	Guarantees granted

The Company granted guarantees for some property rental agreements entered into by executive officers. The amounts involved are not material.

c)	Maintenance agreements

ALAB entered into Maintenance Agreements to aircraft with TAP Manutenção e Engenharia Brasil S/A (“TAP ME”). TAP ME is part of the same economic group as TAP.

The total value of maintenance services paid by the Company pursuant to such Maintenance Agreements during the year ended December 31, 2018 was R$83,831 (December 31, 2017 – R$83,295 and December 31, 2016 – R$126,024).

As of December 31, 2018, the amount payable to TAP ME was R$5,663 and is recorded under Accounts payable.

d)	Codeshare Agreement

On 2015, ALAB signed a codeshare agreement with United (a shareholder), TAP and Aigle Azur which will provide transport of passengers whose tickets have been issued by one of the airlines and the service is performed by the other.

e)	Transactions with Aigle Azur

On December 31, 2018, the Company recorded in “Prepaid expenses”, the amount of R$13,330 (December 31, 2017 and 2016—0) related to Codeshare agreement.

f)	Loan agreements receivable

On September 2, 2016 the Company entered into a loan agreement with a shareholder in the amount of US$2.8 million (December 31, 2018—R$12,042). This agreement bears interest at a rate of Libor plus 2.3% p.a. and will be paid in full in 2019.

On November 24, 2017 the Company entered into a loan agreement with HNA, the borrower, in the amount of US$22 million. This agreement bears a one time upfront fee of 1% of the principal and interest at a rate of 1.0% per calendar month, and matures in 364 days from the signing date. The loan is guaranteed by a pledge of 25,472,852 preferred shares of Azul owned by HNA. On April 26, 2018, HNA repaid the full amount.

g)	Other transactions with TAP

The Company entered into certain transactions with TAP as described below:

	For the year ended December 31,
	2018	2017	2016
Aircraft sublease (i)	(47,135)	(8,570)	(126,006)
TAP Convertible Bonds (ii)	403,459	202,921	289,051

	356,324	194,351	163,045

i.	Aircraft sublease

In March 2016, the Company subleased fifteen aircraft to its related party TAP. Seven of the original fifteen leases had been executed at a time when the market for regional aircraft was higher than when the related seven subleases were executed. As a result, although the Company believes that the rates in these seven subleases represented approximate market rates at the time of their execution, the Company will receive from TAP an amount lower than the amount that the Company has to pay under the related leases. This difference considering the total term of sublease contracts discounted to its net present value was R$72,435 in December 31, 2018 (December 31, 2017 – R$68,949) and recorded as a provision for the obligations under onerous leases, as required by IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, representing the remaining amount of the future unavoidable costs under the leases.

The loss for the time-value of money within the provision was recognized in the year ended December 31, 2018 in the “result from related party transaction, net” line in the statement of net income due to assumptions at fair value.

In July 2017, the Company subleased two additional aircraft to TAP. These aircraft are owned by the Company and the rates in these leases represented market rates at the time of their execution. Additionally, two of the fifteen initially subleased aircraft were returned by TAP, resulting in a total of fifteen aircraft subleased to TAP as of December 31, 2018 and 2017.

For the fifteen subleases, over the year ended December 31, 2018, amounts received from TAP from the subleases amounted to R$112,046 (December 31, 2017 – R$113,391 and December 31, 2016 – R$76,953), and amounts paid to the lessors of the related aircrafts totaled R$129,958 (December 31, 2017 – R$138,042 and December 31, 2016 – R$93,644).

ii.	TAP Convertible Bonds

On March 14, 2016, the Company acquired series A convertible bonds issued by TAP (the “TAP Convertible Bonds”) for an amount of €90 million. The TAP Convertible Bonds are convertible, in whole or in part at, the option of Azul into new shares representing the share capital of TAP benefiting from enhanced preferential economic rights (the “TAP Shares”). Upon full conversion, the TAP Shares will represent 6.0% of the total and voting capital of TAP, with the right to receive dividends or other distributions corresponding to 41.25% of distributable profits of TAP.

The option is exercisable starting in July 2016. The TAP Convertible Bonds mature 10 years from their issuance and bear interest at an annual rate of 3.75% until September 20, 2016 and at rate of 7.5% thereafter. Accrued interest remains unpaid until the earlier of the maturity date or early redemption of the bonds.

TAP has the right to early redeem the TAP Convertible Bonds if not yet converted and upon the earlier of (i) occurrence of an IPO, or (ii) 4 years from issuance of the TAP Convertible Bonds provided that TAP should be in compliance with certain financial covenants. The TAP Convertible Bonds will be redeemed at their principal amount together with the accrued unpaid interest.

The TAP Convertible Bonds, as well as the option to convert them into TAP Shares, were classified as a single financial asset recorded at changes in the fair value through profit or loss, under “Result from related parties transactions, net”, classified in “Long term investments”.

h)	Guarantees

ALAB entered into a Deed of Guarantee and Indemnity as of September 15, 2017, in connection with the obligations and liabilities related to the operating lease agreements of three A350-900XW aircraft entered into by Hong Kong Airlines and Beijing Capital Airlines, companies of the HNA Group, ex-shareholder of the Company, and Wilmington Trust SP Services (Dublin) Limited.

As explained in note 1, on June 29, 2018, upon the liquidation of the secondary public offer of 58,138,005 preferred shares of the Company, HNA sold its interest and, therefore, ceased to be a related party of the Company. However, the guarantees continue to be a contingency for the Company. The Company has not recorded any loss associated with this contingency as of December 31, 2018.